Convertible Preferred Stock (Details) - Summary of Convertible Preferred Stock - shares	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Common Stock Issuable Upon Conversion	3,682,634	3,716,902
August 2019 | Tranche One [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Issued	934,803	934,803
Shares Outstanding	934,803	934,803
Common Stock Issuable Upon Conversion	934,803	934,803
June 2020 | Tranche Two [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Issued	209,658	209,658
Shares Outstanding	209,658	209,658
Common Stock Issuable Upon Conversion	209,658	209,658
November 2020 | Tranche Two [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Issued	1,434,057	1,434,057
Shares Outstanding	1,434,057	1,434,057
Common Stock Issuable Upon Conversion	1,434,057	1,434,057